Segment Information - Net Revenue from Customers Representing at Least 10% of Total Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of major customers [Line Items]
Net revenue	$ 18,480,027	$ 603,725	$ 17,940,855	$ 18,387,593
Customer A [member]
Disclosure of major customers [Line Items]
Net revenue	$ 3,794,991	$ 123,979	$ 3,434,873	$ 3,370,285
Percentage of total revenue	21.00%	21.00%	19.00%	18.00%
Customer K [member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,637,053	$ 86,150	$ 2,742,882	$ 2,633,431
Percentage of total revenue	14.00%	14.00%	15.00%	14.00%
Customer C [member]
Disclosure of major customers [Line Items]
Net revenue	$ 1,957,467	$ 63,949	$ 1,530,209	$ 1,870,675
Percentage of total revenue	11.00%	11.00%	9.00%	10.00%
Customer I [member]
Disclosure of major customers [Line Items]
Net revenue	$ 1,101,956	$ 36,000	$ 1,798,111	$ 3,085,190
Percentage of total revenue	6.00%	6.00%	10.00%	17.00%